Schedule of warrant liability (Details) - USD ($)			12 Months Ended
	May 05, 2025	May 10, 2024	Aug. 31, 2025	Aug. 31, 2024
Issuance of warrants				$ 2,751,937
Change in fair value of warrant liability	$ 659,190		$ 608,537	$ 63,769
Warrant Liability [Member]
Balance, shares			51,313
Balance, value			$ 41,520
Issuance of warrants, shares		1,000,000		1,313
Issuance of warrants		$ 50,000		$ 48,283
Issuance of warrants related to the convertible debt, shares				50,000
Issuance of warrants related to the convertible debt				56,701
Change in fair value of warrant liability			$ 632,410	$ (63,769)
Expiration of warrants relating to conversion debtt, shares			(50,000)
Change in fair value of expiration of warrants relating to conversion debt, value			$ (23,873)
Issuance of warrants against S1, shares			500,000
Issuance of warrants against S1,value			$ 659,190
Conversion of warrants into sharest, shares			(336,266)
Conversion of warrants into sharest, value			$ (674,914)
Translation adjustment, value			(1,580)
Balance, shares			165,047	51,313
Balance, value			$ 632,753	$ 41,520